UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2018 through April 30, 2019


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

                                 Pioneer Equity
                                 Income Fund

--------------------------------------------------------------------------------
                                 Semiannual Report | April 30, 2019
--------------------------------------------------------------------------------

                                 Ticker Symbols:

                                 Class A    PEQIX
                                 Class C    PCEQX
                                 Class K    PEQKX
                                 Class R    PQIRX
                                 Class Y    PYEQX

Beginning in April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, bank or insurance company. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-800-225-6292.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-225-6292. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the Pioneer Fund complex if you invest directly.


                                 [LOGO]   Amundi Pioneer
                                          ==============
                                        ASSET MANAGEMENT
                       visit us: www.amundipioneer.com/us

Table of Contents

President's Letter                                                            2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             9

Prices and Distributions                                                     10

Performance Update                                                           11

Comparing Ongoing Fund Expenses                                              16

Schedule of Investments                                                      18

Financial Statements                                                         25

Notes to Financial Statements                                                34

Trustees, Officers and Service Providers                                     43

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/19 1

President's Letter

Since 1928, active portfolio management based on in-depth, fundamental research, has been the foundation of Amundi Pioneer's investment approach. We believe an active management investment strategy is a prudent approach to investing, especially during periods of market volatility, which can result from any number of risk factors, including slow U.S. economic growth, rising interest rates, and geopolitical factors. Of course, in today's global economy, risk factors extend well beyond U.S. borders. In fact, it's not unusual for political and economic issues on the international front to cause or contribute to volatility in U.S. markets.

At Amundi Pioneer, each security under consideration is researched by our team of experienced investment professionals, who visit companies and meet with their management teams. At the end of this research process, if we have conviction in a company's business model and management team, and regard the security as a potentially solid investment opportunity, an Amundi Pioneer portfolio manager makes an active decision to invest in that security. The portfolio resulting from these decisions represents an expression of his or her convictions, and strives to balance overall risk and return opportunity.

As an example, the Standard & Poor's 500 Index -- the predominant benchmark for many U.S. Large-Cap Core Equity funds -- has 500 stocks. An Amundi Pioneer portfolio manager chooses to invest in only those companies that he or she believes can offer the most attractive opportunities to pursue the fund's investment objective, thus potentially benefiting the fund's shareowners. This process results in a portfolio that does not own all 500 stocks, but a much narrower universe.

The same active decision to invest in a company is also applied when we decide to sell a security, either due to changing fundamentals, valuation concerns, or market risks. We apply this active decision-making across all of our equity, fixed-income, and global portfolios.

Today, as investors, we have many options. It is our view that active management can serve shareholders well not only when markets are thriving, but also during periods of market volatility and uncertainty, thus making it a compelling investment choice. As you consider the many choices today, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

2 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
Head of the Americas, President and CEO of U.S.
Amundi Pioneer Asset Management USA, Inc.
April 30, 2019

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/19 3

Portfolio Management Discussion | 4/30/19

In the following interview, John A. Carey discusses the market environment for equities and the factors that affected the performance of Pioneer Equity Income Fund during the six-month period ended April 30, 2019. Mr. Carey, Managing Director, Director of Equity Income, U.S., and a portfolio manager at Amundi Pioneer Asset Management, Inc. (Amundi Pioneer), is responsible for the day-to-day management of the Fund, along with Walter Hunnewell, Jr., a vice president and a portfolio manager at Amundi Pioneer, and Sammi Truong, a vice president and a portfolio manager at Amundi Pioneer.

Q     How did the Fund perform over the six-month period ended April 30, 2019?

A Pioneer Equity Income Fund's Class A shares returned 7.85% at net asset value during the six-month period ended April 30, 2019, while the Fund's benchmark, the Russell 1000 Value Index, returned 7.90%. During the same period, the average return of the 1,273 mutual funds in Morningstar's Large Value Funds category was 6.85%.

Q How would you describe the market for equities during the six-month period ended April 30, 2019, particularly for the types of equities deemed appropriate for the Fund?

A It was an eventful six months. In December 2018, the U.S. stock market traded down sharply, as investors worried that a hawkish Federal Reserve (the Fed) might slow the economy with its interest-rate hikes. In early 2019, after the Fed signaled that it would hit the "pause" button with respect to further rate increases, the market rebounded and moved strongly higher, all the way through the end of the six-month period. Throughout, investors eyed nervously the trade and tariff disputes between the U.S. and China, the inability of Great Britain to figure out the terms on which it would leave the European Union ("Brexit"), unrest in Venezuela, events in North Korea, Iran, and elsewhere, and the argumentative, unproductive relations between the Democrats and Republicans in Washington, D.C. However, with the moderation in interest rates and continued good economic numbers, investors took heart and came back into the stock market.

      Once again, growth stocks outperformed value names over the period, as the uncertainties mentioned above inclined investors to emphasize stocks of companies with businesses not so tied to the economic cycle. For the six-month period ended April 30, 2019, the Russell 1000 Growth Index showed a total return of 12.09%, while the total return on the Russell 1000 Value Index (the Russell Index), the Fund's benchmark, was 7.90%. We continue to believe that many value stocks present potentially attractive

4 Pioneer Equity Income Fund | Semiannual Report | 4/30/19 return prospects. We also think that it can be worthwhile for investors to have a variety of styles represented in their portfolios, in case there are sudden performance shifts in different groups of stocks.

Q Could you please discuss the main factors that affected the Fund's benchmark-relative performance during the six-month period ended April 30, 2019, and any investments or strategies that significantly aided or detracted from benchmark-relative returns?

A Fund performance was approximately in line with that of the benchmark during the period, and there were no dramatic disparities in performance with respect to specific sectors. The Fund showed modest positive performance attribution versus the Russell Index in financials and health care, and modest negative performance attribution in consumer discretionary.

      In financials, the biggest positive attribution came from not owning shares of the troubled underperformer Wells Fargo; and likewise in health care, the portfolio's underweights to the underperforming drug-store chains Walgreens Boots Alliance and CVS Health were beneficial for benchmark-relative returns. On the negative attribution side, the Fund's position in the weak department-store company Nordstrom hurt benchmark-relative results. Retail has been a challenged industry, both because of changing buying patterns, especially among younger people, and the tremendous growth of online retailers. We do think that Nordstrom and the other retailers held in the portfolio, which include Target, Home Depot, and Carter's, all have promising plans for competing in the current landscape, and it is our intention to be patient and see how the plans develop.

Q What changes did you make to the Fund's portfolio during the six-month period ended April 30, 2019?

A Additions to the portfolio during the six-month period totaled 17 stocks, while deletions numbered 18. Most of the changes were substitutions within certain industries. For instance, we added Progressive and sold Hartford Financial Services. Both companies offer property-and-casualty insurance, but we thought that Progressive, with its sharp focus on auto and, more recently, homeowners' insurance, was managed in a way more likely to produce attractive returns to shareholders over a prolonged period. In food, we opted to replace Chocoladefabriken Lindt & Spruengli with the larger Swiss chocolatier Nestle, which has many other food products and a less-expensive share-price valuation. Additions of Novo-Nordisk, the Danish innovator in diabetes medicines, and Quest Diagnostics, one of the largest

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/19 5 medical test laboratories, replaced GlaxoSmithKline, a pharmaceutical provider in the midst of an uncertain transition, and Johnson & Johnson, which seems to be a magnet for product-liability suits. Other substitutions included, in materials, BHP Group for Southern Copper; in utilities, CMS Energy for Eversource Energy; in information technology, Accenture for International Business Machines (IBM); and in financial services, Discover Financial Services for Citigroup. We are always comparing and contrasting stocks held in the portfolio with ones we do not own, and we favor stocks that our analysis indicates have better appreciation prospects relative to their valuation.

Q Did the Fund hold any derivatives during the six-month period ended April 30, 2019?

A     No, the Fund held no derivatives during the period.

Q The Fund typically places emphasis on dividend-paying stocks. How would you describe the environment for dividends* during the six-month period ended April 30, 2019?

A The pause by the Fed on interest rates may give dividend-paying stocks a chance to "catch up." That is, as the Fed continued raising interest rates (four times in 2018 alone), dividend yields on stocks did not keep pace, meaning that investors looking mainly for current income from their portfolios increasingly showed preference for bonds and interest-bearing deposits. Now that the Fed has placed rate hikes on hold, companies have the chance, by raising their dividends, to provide competitive current yields once again. In managing Pioneer Equity Income Fund, we always aim for total return, including both share-price appreciation and dividends. However, we acknowledge that the dividends and the current yield they provide can be the deciding factors for many investors, and so we welcome the more benign interest-rate environment and hope that it will be helpful to the stocks held in the Fund's portfolio.

Q What is your outlook for equities at the middle point of the Fund's fiscal year?

A Reading the newspapers every day as we do, we are impressed by the number of political and geopolitical risks to the U.S. and world economies, and to the financial markets. While the business cycle does generally take its own course, political influences and events can affect investor sentiment and behavior and push stock prices around quite a bit, at least in the near term. In this environment, we find assurance in the solid strengths of the companies held in the Fund's portfolio. The companies that attract our attention the most are well-established companies in well-established lines

*     Dividends are not guaranteed.

6 Pioneer Equity Income Fund | Semiannual Report | 4/30/19 of business, companies that have weathered multiple business cycles, that have withstood the stresses on the downside of the business cycle, and that have shown talent at capturing opportunities on the upside of the cycle. We believe that the companies held in the Fund's portfolio are positioned for long-term success, even while the short-term situation may be challenging.

      Thank you very much, as always, for your support.

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/19 7

Please refer to the Schedule of Investments on pages 18-24 for a full listing of Fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Amundi Pioneer Asset Management, Inc. for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

8 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

Portfolio Summary | 4/30/19

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investments)*

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stock                                                          88.3%
International Common Stock                                                 11.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investments)*

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 20.2%
Consumer Discretionary                                                     11.9%
Health Care                                                                11.6%
Consumer Staples                                                           10.1%
Information Technology                                                      8.7%
Energy                                                                      8.2%
Industrials                                                                 8.1%
Materials                                                                   7.8%
Utilities                                                                   6.4%
Communication Services                                                      3.3%
Real Estate                                                                 3.1%
Government                                                                  0.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investments)*

 1. Merck & Co., Inc.                                                      2.33%
--------------------------------------------------------------------------------
 2. Exxon Mobil Corp.                                                      2.18
--------------------------------------------------------------------------------
 3. Bank of America Corp.                                                  1.99
--------------------------------------------------------------------------------
 4. Gorman-Rupp Co.                                                        1.69
--------------------------------------------------------------------------------
 5. Pfizer, Inc.                                                           1.68
--------------------------------------------------------------------------------
 6. T Rowe Price Group, Inc.                                               1.67
--------------------------------------------------------------------------------
 7. Verizon Communications, Inc.                                           1.66
--------------------------------------------------------------------------------
 8. Mondelez International, Inc.                                           1.66
--------------------------------------------------------------------------------
 9. Cisco Systems, Inc.                                                    1.59
--------------------------------------------------------------------------------
10. AstraZeneca Plc (A.D.R.)                                               1.57
--------------------------------------------------------------------------------

* Excludes temporary cash investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/19 9

Prices and Distributions | 4/30/19

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Class                  4/30/19                    10/31/18
--------------------------------------------------------------------------------
          A                      $34.83                     $34.39
--------------------------------------------------------------------------------
          C                      $34.25                     $33.80
--------------------------------------------------------------------------------
          K                      $34.88                     $34.47
--------------------------------------------------------------------------------
          R                      $35.53                     $34.98
--------------------------------------------------------------------------------
          Y                      $35.27                     $34.82
--------------------------------------------------------------------------------

Distributions per Share: 11/1/18-4/30/19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Net
                      Investment          Short-Term           Long-Term
         Class         Income            Capital Gains        Capital Gains
--------------------------------------------------------------------------------
          A            $0.4866              $ --                $1.5782
--------------------------------------------------------------------------------
          C            $0.3090              $ --                $1.5782
--------------------------------------------------------------------------------
          K            $0.5630              $ --                $1.5782
--------------------------------------------------------------------------------
          R            $0.3581              $ --                $1.5782
--------------------------------------------------------------------------------
          Y            $0.5397              $ --                $1.5782
--------------------------------------------------------------------------------

The Russell 1000 Value Index is an unmanaged index that measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-15.

10 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

Performance Update | 4/30/19                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Equity Income Fund at public offering price during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2019)
-----------------------------------------------------
                  Net          Public        Russell
                  Asset        Offering      1000
                  Value        Price         Value
Period            (NAV)        (POP)         Index
-----------------------------------------------------
10 years          13.70%       13.03%        13.76%
5 years            9.41         8.12          8.27
1 year             6.21         0.10          9.06
-----------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2019)
-----------------------------------------------------
Gross
-----------------------------------------------------
1.00%
-----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Equity     Russell 1000
            Income Fund        Value Index
4/09        $ 9,425            $10,000
4/10        $12,632            $14,228
4/11        $15,393            $16,396
4/12        $15,741            $16,565
4/13        $18,527            $20,176
4/14        $21,704            $24,392
4/15        $23,687            $26,664
4/16        $24,978            $26,556
4/17        $29,068            $30,951
4/18        $32,038            $33,274
4/19        $34,027            $36,289

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. POP returns reflect deduction of maximum 5.75% sales charge. NAV returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 11

Performance Update | 4/30/19                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2019)
-----------------------------------------------------
                                             Russell
                                             1000
                     If         If           Value
Period               Held       Redeemed     Index
-----------------------------------------------------
10 years             12.86%     12.86%       13.76%
5 years               8.61       8.61         8.27
1 year                5.43       5.43         9.06
-----------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2019)
-----------------------------------------------------
Gross
-----------------------------------------------------
1.72%
-----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Equity     Russell 1000
            Income Fund        Value Index
4/09        $10,000            $10,000
4/10        $13,302            $14,228
4/11        $16,087            $16,396
4/12        $16,325            $16,565
4/13        $19,077            $20,176
4/14        $22,184            $24,392
4/15        $24,034            $26,664
4/16        $25,161            $26,556
4/17        $29,068            $30,951
4/18        $31,799            $33,274
4/19        $33,525            $36,289

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. NAV returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

12 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

Performance Update | 4/30/19                                      Class K Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2019)
-----------------------------------------------------
                             Net             Russell
                             Asset           1000
                             Value           Value
Period                       (NAV)           Index
-----------------------------------------------------
10 years                     13.97%          13.76%
5 years                       9.81            8.27
1 year                        6.57            9.06
-----------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2019)
-----------------------------------------------------
Gross
-----------------------------------------------------
0.66%
-----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

            Pioneer Equity     Russell 1000
            Income Fund        Value Index
4/09        $ 5,000,000        $ 5,000,000
4/10        $ 6,701,092        $ 7,113,875
4/11        $ 8,166,268        $ 8,197,810
4/12        $ 8,350,426        $ 8,282,257
4/13        $ 9,844,406        $10,088,098
4/14        $11,582,191        $12,196,049
4/15        $12,686,651        $13,331,929
4/16        $13,431,437        $13,278,101
4/17        $15,685,285        $15,475,694
4/18        $17,349,245        $16,636,843
4/19        $18,488,748        $18,144,653

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on December 20, 2012, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception on December 20, 2012, would have been higher than the performance shown. For the period beginning December 20, 2012, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 13

Performance Update | 4/30/19                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2019)
-----------------------------------------------------
                            Net             Russell
                            Asset           1000
                            Value           Value
Period                      (NAV)           Index
-----------------------------------------------------
10 years                    13.32%          13.76%
5 years                      8.98            8.27
1 year                       5.73            9.06
-----------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2019)
-----------------------------------------------------
Gross
-----------------------------------------------------
1.44%
-----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Equity     Russell 1000
            Income Fund        Value Index
4/09        $10,000            $10,000
4/10        $13,377            $14,228
4/11        $16,260            $16,396
4/12        $16,574            $16,565
4/13        $19,446            $20,176
4/14        $22,708            $24,392
4/15        $24,689            $26,664
4/16        $25,946            $26,556
4/17        $30,079            $30,951
4/18        $33,018            $33,274
4/19        $34,911            $36,289

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

14 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

Performance Update | 4/30/19                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2019)
-----------------------------------------------------
                            Net             Russell
                            Asset           1000
                            Value           Value
Period                      (NAV)           Index
-----------------------------------------------------
10 years                    14.07%          13.76%
5 years                      9.69            8.27
1 year                       6.45            9.06
-----------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2019)
-----------------------------------------------------
Gross
-----------------------------------------------------
0.76%
-----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

            Pioneer Equity     Russell 1000
            Income Fund        Value Index
4/09        $ 5,000,000        $ 5,000,000
4/10        $ 6,734,344        $ 7,113,875
4/11        $ 8,244,434        $ 8,197,810
4/12        $ 8,462,530        $ 8,282,257
4/13        $ 9,995,193        $10,088,098
4/14        $11,746,947        $12,196,049
4/15        $12,854,520        $13,331,929
4/16        $13,591,435        $13,278,101
4/17        $15,861,007        $15,475,694
4/18        $17,524,227        $16,636,843
4/19        $18,654,885        $18,144,653

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)   Divide your account value by $1,000
      Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from November 1, 2018, through April 30, 2019.

------------------------------------------------------------------------------------------------
Share Class                         A           C             K           R             Y
------------------------------------------------------------------------------------------------
Beginning Account               $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value on 11/1/18
------------------------------------------------------------------------------------------------
Ending Account Value            $1,078.50    $1,074.10    $1,080.00    $1,076.00    $1,079.60
(after expenses) on
4/30/19
------------------------------------------------------------------------------------------------
Expenses Paid                   $   5.21     $   9.05     $   3.40     $   7.31     $   3.87
During Period*
------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.76%, 0.66%, 1.42%, and 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

16 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2018, through April 30, 2019.

------------------------------------------------------------------------------------------------
Share Class                         A           C             K           R             Y
------------------------------------------------------------------------------------------------
Beginning Account               $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value on 11/1/18
------------------------------------------------------------------------------------------------
Ending Account Value            $1,019.79    $1,016.07    $1,021.52    $1,017.75    $1,021.08
(after expenses) on
4/30/19
------------------------------------------------------------------------------------------------
Expenses Paid                   $   5.06     $   8.80     $   3.31     $   7.10     $   3.76
During Period*
------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.76%, 0.66%, 1.42%, and 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 17

Schedule of Investments | 4/30/19 (unaudited)

-----------------------------------------------------------------------------------------------------------
Shares                                                                                       Value
-----------------------------------------------------------------------------------------------------------
                     UNAFFILIATED ISSUERS -- 98.6%
                     COMMON STOCKS -- 98.0% of Net Assets
                     Aerospace & Defense -- 1.2%
   176,404           Raytheon Co.                                                            $   31,327,587
                                                                                             --------------
                     Total Aerospace & Defense                                               $   31,327,587
-----------------------------------------------------------------------------------------------------------
                     Auto Components -- 1.2%
   747,051           BorgWarner, Inc.                                                        $   31,204,320
                                                                                             --------------
                     Total Auto Components                                                   $   31,204,320
-----------------------------------------------------------------------------------------------------------
                     Automobiles -- 0.8%
   537,533           General Motors Co.                                                      $   20,936,911
                                                                                             --------------
                     Total Automobiles                                                       $   20,936,911
-----------------------------------------------------------------------------------------------------------
                     Banks -- 6.8%
 1,747,506           Bank of America Corp.                                                   $   53,438,733
   607,708           BB&T Corp.                                                                  31,114,650
 1,815,583           Huntington Bancshares, Inc.                                                 25,272,915
   204,080           M&T Bank Corp.                                                              34,707,886
   275,957           PNC Financial Services Group, Inc.                                          37,786,792
                                                                                             --------------
                     Total Banks                                                             $  182,320,976
-----------------------------------------------------------------------------------------------------------
                     Beverages -- 0.2%
    40,144           PepsiCo., Inc.                                                          $    5,140,439
                                                                                             --------------
                     Total Beverages                                                         $    5,140,439
-----------------------------------------------------------------------------------------------------------
                     Capital Markets -- 6.1%
   746,696           Bank of New York Mellon Corp.                                           $   37,080,923
   591,789           Morgan Stanley                                                              28,553,819
   254,045           Northern Trust Corp.                                                        25,036,135
   425,669           State Street Corp.                                                          28,800,765
   417,259           T Rowe Price Group, Inc.                                                    44,855,342
                                                                                             --------------
                     Total Capital Markets                                                   $  164,326,984
-----------------------------------------------------------------------------------------------------------
                     Chemicals -- 2.7%
   271,994           Celanese Corp.                                                          $   29,345,433
   136,046(a)        Dow, Inc.                                                                    7,717,890
   408,140           DowDuPont, Inc.                                                             15,692,983
   213,557           HB Fuller Co.                                                               10,457,886
    94,658           Johnson Matthey Plc (A.D.R.)                                                 8,429,295
                                                                                             --------------
                     Total Chemicals                                                         $   71,643,487
-----------------------------------------------------------------------------------------------------------
                     Commercial Services & Supplies -- 0.8%
   192,664           MSA Safety, Inc.                                                        $   21,175,700
                                                                                             --------------
                     Total Commercial Services & Supplies                                    $   21,175,700
-----------------------------------------------------------------------------------------------------------
                     Communications Equipment -- 1.6%
   765,989           Cisco Systems, Inc.                                                     $   42,857,084
                                                                                             --------------
                     Total Communications Equipment                                          $   42,857,084
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

-----------------------------------------------------------------------------------------------------------
Shares                                                                                       Value
-----------------------------------------------------------------------------------------------------------
                     Consumer Finance -- 0.8%
   255,426           Discover Financial Services                                             $   20,814,665
                                                                                             --------------
                     Total Consumer Finance                                                  $   20,814,665
-----------------------------------------------------------------------------------------------------------
                     Containers & Packaging -- 0.7%
   393,668           International Paper Co.                                                 $   18,427,599
                                                                                             --------------
                     Total Containers & Packaging                                            $   18,427,599
-----------------------------------------------------------------------------------------------------------
                     Distributors -- 0.8%
   204,331           Genuine Parts Co.                                                       $   20,952,101
                                                                                             --------------
                     Total Distributors                                                      $   20,952,101
-----------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication Services -- 2.1%
   243,789           BCE, Inc.                                                               $   10,907,120
   782,200           Verizon Communications, Inc.                                                44,734,018
                                                                                             --------------
                     Total Diversified Telecommunication Services                            $   55,641,138
-----------------------------------------------------------------------------------------------------------
                     Electric Utilities -- 2.5%
   750,138           Alliant Energy Corp.                                                    $   35,429,018
   354,742           American Electric Power Co., Inc.                                           30,348,178
                                                                                             --------------
                     Total Electric Utilities                                                $   65,777,196
-----------------------------------------------------------------------------------------------------------
                     Electrical Equipment -- 0.5%
   194,000           Emerson Electric Co.                                                    $   13,772,060
                                                                                             --------------
                     Total Electrical Equipment                                              $   13,772,060
-----------------------------------------------------------------------------------------------------------
                     Electronic Equipment, Instruments & Components -- 0.7%
   205,277           TE Connectivity, Ltd.                                                   $   19,634,745
                                                                                             --------------
                     Total Electronic Equipment, Instruments & Components                    $   19,634,745
-----------------------------------------------------------------------------------------------------------
                     Equity Real Estate Investment Trusts (REITs) -- 3.1%
   248,490           Alexandria Real Estate Equities, Inc.                                   $   35,382,491
   170,333           Camden Property Trust                                                       17,144,017
    75,925           Prologis, Inc.                                                               5,821,170
   294,253           SL Green Realty Corp.                                                       25,994,310
                                                                                             --------------
                     Total Equity Real Estate Investment Trusts (REITs)                      $   84,341,988
-----------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing -- 1.2%
   646,903           Kroger Co.                                                              $   16,677,159
   152,659           Wal-Mart, Inc.                                                              15,699,452
                                                                                             --------------
                     Total Food & Staples Retailing                                          $   32,376,611
-----------------------------------------------------------------------------------------------------------
                     Food Products -- 7.9%
   100,000           Archer-Daniels-Midland Co.                                              $    4,460,000
    75,000           Bunge, Ltd.                                                                  3,930,750
    38,000           Calavo Growers, Inc.                                                         3,640,780
   524,353           General Mills, Inc.                                                         26,988,449
   229,918           Hershey Co.                                                                 28,705,262
   171,354           JM Smucker Co.                                                              21,013,141

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 19

-----------------------------------------------------------------------------------------------------------
Shares                                                                                       Value
-----------------------------------------------------------------------------------------------------------
                     Food Products -- (continued)
   115,712           John B Sanfilippo & Son, Inc.                                           $    8,343,992
   349,714           Kellogg Co.                                                                 21,087,754
   272,268           Lamb Weston Holdings, Inc.                                                  19,072,374
   108,000           McCormick & Co., Inc.                                                       16,628,760
   876,209           Mondelez International, Inc.                                                44,555,228
   144,172           Nestle SA (A.D.R.)                                                          13,916,923
                                                                                             --------------
                     Total Food Products                                                     $  212,343,413
-----------------------------------------------------------------------------------------------------------
                     Gas Utilities -- 1.0%
   468,425           National Fuel Gas Co.                                                   $   27,735,444
                                                                                             --------------
                     Total Gas Utilities                                                     $   27,735,444
-----------------------------------------------------------------------------------------------------------
                     Health Care Equipment & Supplies -- 2.2%
   493,321           Abbott Laboratories                                                     $   39,248,619
   513,278           Smith & Nephew Plc (A.D.R.)                                                 20,043,506
                                                                                             --------------
                     Total Health Care Equipment & Supplies                                  $   59,292,125
-----------------------------------------------------------------------------------------------------------
                     Health Care Providers & Services -- 0.7%
   185,080           Quest Diagnostics, Inc.                                                 $   17,838,010
                                                                                             --------------
                     Total Health Care Providers & Services                                  $   17,838,010
-----------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure -- 3.4%
   592,187           Cedar Fair LP                                                           $   31,960,332
    61,921           Cracker Barrel Old Country Store, Inc.                                      10,448,549
   493,534           InterContinental Hotels Group Plc (A.D.R.)                                  32,627,533
    78,198           McDonald's Corp.                                                            15,449,579
                                                                                             --------------
                     Total Hotels, Restaurants & Leisure                                     $   90,485,993
-----------------------------------------------------------------------------------------------------------
                     Household Products -- 0.9%
   143,210           Clorox Co.                                                              $   22,874,933
                                                                                             --------------
                     Total Household Products                                                $   22,874,933
-----------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates -- 1.0%
   147,700           Honeywell International, Inc.                                           $   25,645,151
                                                                                             --------------
                     Total Industrial Conglomerates                                          $   25,645,151
-----------------------------------------------------------------------------------------------------------
                     Insurance -- 6.5%
   268,408           Chubb, Ltd.                                                             $   38,972,841
   299,000           Fidelity National Financial, Inc.                                           11,945,050
   218,531           First American Financial Corp.                                              12,469,379
   466,218           Lincoln National Corp.                                                      31,106,065
   360,678           Progressive Corp.                                                           28,186,986
   162,774           Prudential Financial, Inc.                                                  17,206,839
   867,335           Sun Life Financial, Inc.                                                    36,020,423
                                                                                             --------------
                     Total Insurance                                                         $  175,907,583
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

-----------------------------------------------------------------------------------------------------------
Shares                                                                                       Value
-----------------------------------------------------------------------------------------------------------
                     IT Services -- 0.8%
    47,539           Accenture Plc                                                           $    8,683,949
   200,000           Leidos Holdings, Inc.                                                       14,696,000
                                                                                             --------------
                     Total IT Services                                                       $   23,379,949
-----------------------------------------------------------------------------------------------------------
                     Leisure Products -- 0.4%
   111,599           Hasbro, Inc.                                                            $   11,367,474
                                                                                             --------------
                     Total Leisure Products                                                  $   11,367,474
-----------------------------------------------------------------------------------------------------------
                     Machinery -- 1.9%
   469,000           Komatsu, Ltd. (A.D.R.)                                                  $   12,065,025
   452,079           PACCAR, Inc.                                                                32,400,502
   130,213           Timken Co.                                                                   6,243,713
                                                                                             --------------
                     Total Machinery                                                         $   50,709,240
-----------------------------------------------------------------------------------------------------------
                     Media -- 1.3%
   370,961           CBS Corp., Class B                                                      $   19,019,170
   247,887           Meredith Corp.                                                              14,625,333
                                                                                             --------------
                     Total Media                                                             $   33,644,503
-----------------------------------------------------------------------------------------------------------
                     Metals & Mining -- 4.4%
   244,318           BHP Group, Ltd. (A.D.R.)                                                $   12,936,638
   285,804           Kaiser Aluminum Corp.                                                       28,123,113
   274,951           Materion Corp.                                                              15,955,407
   537,583           Nucor Corp.                                                                 30,679,862
   334,678           Reliance Steel & Aluminum Co.                                               30,776,989
                                                                                             --------------
                     Total Metals & Mining                                                   $  118,472,009
-----------------------------------------------------------------------------------------------------------
                     Multiline Retail -- 2.5%
   819,541           Nordstrom, Inc.                                                         $   33,617,572
   441,220           Target Corp.                                                                34,159,252
                                                                                             --------------
                     Total Multiline Retail                                                  $   67,776,824
-----------------------------------------------------------------------------------------------------------
                     Multi-Utilities -- 2.9%
   344,126           Ameren Corp.                                                            $   25,042,049
   244,031           CMS Energy Corp.                                                            13,555,922
   503,294           WEC Energy Group, Inc.                                                      39,473,349
                                                                                             --------------
                     Total Multi-Utilities                                                   $   78,071,320
-----------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels -- 8.2%
   309,302           Chevron Corp.                                                           $   37,134,798
   170,234           ConocoPhillips                                                              10,745,170
   730,668           Exxon Mobil Corp.                                                           58,658,027
   554,275           Occidental Petroleum Corp.                                                  32,635,712
   331,939           Phillips 66                                                                 31,291,890
   257,691           Royal Dutch Shell Plc (A.D.R.)                                              16,371,109
   130,000           TOTAL SA (A.D.R.)                                                            7,237,100
   282,697           Valero Energy Corp.                                                         25,629,310
                                                                                             --------------
                     Total Oil, Gas & Consumable Fuels                                       $  219,703,116
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 21

-----------------------------------------------------------------------------------------------------------
Shares                                                                                       Value
-----------------------------------------------------------------------------------------------------------
                     Pharmaceuticals -- 8.8%
 1,123,135           AstraZeneca Plc (A.D.R.)                                                $   42,297,264
   336,714           Eli Lilly & Co.                                                             39,409,007
   796,197           Merck & Co., Inc.                                                           62,668,666
   468,750           Novo Nordisk AS (A.D.R.)                                                    22,973,437
 1,113,963           Pfizer, Inc.                                                                45,238,037
   218,513           Zoetis, Inc.                                                                22,253,364
                                                                                             --------------
                     Total Pharmaceuticals                                                   $  234,839,775
-----------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor Equipment -- 4.6%
   189,352           Analog Devices, Inc.                                                    $   22,010,277
    89,814           Cabot Microelectronics Corp.                                                11,339,017
   214,000           KLA-Tencor Corp.                                                            27,280,720
   227,012           Texas Instruments, Inc.                                                     26,748,824
   303,282           Xilinx, Inc.                                                                36,436,299
                                                                                             --------------
                     Total Semiconductors & Semiconductor Equipment                          $  123,815,137
-----------------------------------------------------------------------------------------------------------
                     Specialty Retail -- 0.5%
    72,064           Home Depot, Inc.                                                        $   14,679,437
                                                                                             --------------
                     Total Specialty Retail                                                  $   14,679,437
-----------------------------------------------------------------------------------------------------------
                     Technology Hardware, Storage & Peripherals -- 0.9%
 1,229,723           HP, Inc.                                                                $   24,532,974
                                                                                             --------------
                     Total Technology Hardware, Storage & Peripherals                        $   24,532,974
-----------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury Goods -- 2.3%
   246,700           Carter's, Inc.                                                          $   26,127,997
   377,828           VF Corp.                                                                    35,670,742
                                                                                             --------------
                     Total Textiles, Apparel & Luxury Goods                                  $   61,798,739
-----------------------------------------------------------------------------------------------------------
                     Trading Companies & Distributors -- 1.1%
   238,000           Fastenal Co.                                                            $   16,790,900
 1,743,680           Ferguson Plc (A.D.R.)                                                       12,292,944
                                                                                             --------------
                     Total Trading Companies & Distributors                                  $   29,083,844
-----------------------------------------------------------------------------------------------------------
                     TOTAL COMMON STOCKS
                     (Cost $2,123,430,850)                                                   $2,626,668,584
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Principal
Amount
USD ($)
-----------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AND AGENCY OBLIGATION --
                     0.6% of Net Assets
16,000,000(b)        U.S. Treasury Bill, 5/21/19                                             $   15,978,717
-----------------------------------------------------------------------------------------------------------
                     TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
                     (Cost $15,978,933)                                                      $   15,978,717
-----------------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS -- 98.6%
                     (Cost $2,139,409,783)                                                   $2,642,647,301
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

------------------------------------------------------------------------------------------------------------
                                                               Net         Change in Net
                                                               Realized    Unrealized
                                                Dividend       Gain        Appreciation
Shares                                          Income         (Loss)      (Depreciation)    Value
------------------------------------------------------------------------------------------------------------
                     AFFILIATED ISSUER -- 1.7%
                     COMMON STOCK --
                     1.7% of Net Assets
                     Machinery -- 1.7%
 1,363,363(c)        Gorman-Rupp Co.            $3,094,834     $ --        $(1,636,035)      $   45,399,988
                                                                                             ---------------
                     Total Machinery                                                         $   45,399,988
------------------------------------------------------------------------------------------------------------
                     TOTAL COMMON STOCK
                     (Cost $6,956,764)                                                       $   45,399,988
------------------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS IN AFFILIATED ISSUER -- 1.7%
                     (Cost $6,956,764)                                                       $   45,399,988
------------------------------------------------------------------------------------------------------------
                     OTHER ASSETS AND LIABILITIES -- (0.3)%                                  $   (7,654,109)
------------------------------------------------------------------------------------------------------------
                     NET ASSETS -- 100.0%                                                    $2,680,393,180
============================================================================================================

(A.D.R.)   American Depositary Receipts.

REIT       Real Estate Investment Trust.

(a)        Non-income producing security.

(b) Security issued with a zero coupon. Income is recognized through accretion of discount.

(c) Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2019, aggregated $268,407,256 and $232,063,068, respectively.

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain funds and accounts for which Amundi Pioneer Asset Management, Inc. (the "Adviser"), serves as the Fund's investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended April 30, 2019, the Fund did not engage in cross trade activity.

At April 30, 2019, the net unrealized appreciation on investments based on cost for federal tax purposes of $2,127,353,772 was as follows:

           Aggregate gross unrealized appreciation for all investments in which
             there is an excess of value over tax cost                                $ 588,253,825
           Aggregate gross unrealized depreciation for all investments in which
             there is an excess of tax cost over value                                  (27,560,308)
                                                                                      -------------
           Net unrealized appreciation                                                $ 560,693,517
                                                                                      =============

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

  Level 1 - quoted prices in active markets for identical securities.

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of April 30, 2019, in valuing the Fund's investments:

------------------------------------------------------------------------------------------------
                            Level 1               Level 2           Level 3      Total
------------------------------------------------------------------------------------------------
Common Stocks               $2,672,068,572        $        --       $ --         $2,672,068,572
U.S. Government and
 Agency Obligation                      --         15,978,717         --             15,978,717
------------------------------------------------------------------------------------------------
Total Investments
  in Securities             $2,672,068,572        $15,978,717       $ --         $2,688,047,289
================================================================================================

During the six months ended April 30, 2019, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

24 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

Statement of Assets and Liabilities | 4/30/19 (unaudited)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $2,139,409,783)             $2,642,647,301
  Investments in affiliated issuers, at value (cost $6,956,764)                       45,399,988
  Cash                                                                                 4,246,349
  Foreign currencies, at value (cost $57,733)                                             47,954
  Receivables --
     Fund shares sold                                                                  4,125,408
     Dividends                                                                         5,014,850
  Other assets                                                                           108,241
------------------------------------------------------------------------------------------------
        Total assets                                                              $2,701,590,091
================================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                              $   18,478,156
     Fund shares repurchased                                                           2,139,586
  Due to affiliates                                                                      270,922
  Accrued expenses                                                                       308,247
------------------------------------------------------------------------------------------------
        Total liabilities                                                         $   21,196,911
================================================================================================
NET ASSETS:
  Paid-in capital                                                                 $2,115,799,490
  Distributable earnings                                                             564,593,690
------------------------------------------------------------------------------------------------
        Net assets                                                                $2,680,393,180
================================================================================================
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $880,266,433/25,276,528 shares)                               $        34.83
  Class C (based on $111,827,620/3,264,863 shares)                                $        34.25
  Class K (based on $286,874,977/8,224,281 shares)                                $        34.88
  Class R (based on $72,324,926/2,035,766 shares)                                 $        35.53
  Class Y (based on $1,329,099,224/37,680,005 shares)                             $        35.27
MAXIMUM OFFERING PRICE PER SHARE:
  Class A (based on $34.83 net value asset per
     share/100%-5.75% maximum sales charge)                                       $        36.95
================================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 25

Statement of Operations (unaudited)

For the Six Months Ended 4/30/19

INVESTMENT INCOME:
  Dividends from unaffiliated issuers (net of foreign
     taxes withheld $395,683)                                          $ 39,535,728
  Dividends from affiliated issuers                                       3,094,834
  Interest from unaffiliated issuers                                         77,967
--------------------------------------------------------------------------------------------------------
       Total investment income                                                             $ 42,708,529
========================================================================================================
EXPENSES:
  Management fees                                                      $  7,514,900
  Administrative expense                                                    373,995
  Transfer agent fees
     Class A                                                                368,938
     Class C                                                                 51,767
     Class K                                                                  1,100
     Class R                                                                 96,591
     Class Y                                                                617,864
  Distribution fees
     Class A                                                              1,042,052
     Class C                                                                539,807
     Class R                                                                179,466
  Shareowner communications expense                                          68,476
  Custodian fees                                                             19,455
  Registration fees                                                          92,601
  Professional fees                                                          77,317
  Printing expense                                                           12,700
  Trustees' fees                                                             43,994
  Insurance expense                                                          16,316
  Miscellaneous                                                              53,973
--------------------------------------------------------------------------------------------------------
     Total expenses                                                                        $ 11,171,312
--------------------------------------------------------------------------------------------------------
       Net investment income                                                               $ 31,537,217
========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments in unaffiliated issuers                               $   (102,744)
     Class action                                                           112,185
     Other assets and liabilities denominated
       in foreign currencies                                                  6,446        $     15,887
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments in unaffiliated issuers                               $164,740,114
     Investments in affiliated issuers                                   (1,636,035)
     Other assets and liabilities denominated
       in foreign currencies                                                (20,679)       $163,083,400
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                   $163,099,287
--------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                     $194,636,504
========================================================================================================

The accompanying notes are an integral part of these financial statements.

26 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------------------
                                                                    Six Months
                                                                    Ended
                                                                    4/30/19                  Year Ended
                                                                    (unaudited)              10/31/18
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                        $   31,537,217           $   52,068,842
Net realized gain (loss) on investments                                     15,887              113,650,012
Change in net unrealized appreciation
  (depreciation) on investments                                        163,083,400             (129,856,859)
------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations           $  194,636,504           $   35,861,995
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
     Class A ($2.06 and $1.97 per share, respectively)              $  (50,889,143)          $  (47,158,674)
     Class C ($1.89 and $1.69 per share, respectively)                  (6,238,194)              (7,056,909)
     Class K ($2.14 and $2.09 per share, respectively)                 (14,443,802)              (7,683,351)
     Class R ($1.94 and $1.80 per share, respectively)                  (4,173,915)              (4,434,105)
     Class Y ($2.12 and $2.06 per share, respectively)                 (77,090,714)             (61,449,191)
------------------------------------------------------------------------------------------------------------
       Total distributions to shareowners                           $ (152,835,768)          $ (127,782,230)
------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares                                   $  397,658,026           $  884,641,693
Reinvestment of distributions                                          141,376,013              118,191,339
Cost of shares repurchased                                            (389,138,807)            (647,707,651)
------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from
       Fund share transactions                                      $  149,895,232           $  355,125,381
------------------------------------------------------------------------------------------------------------
     Net increase in net assets                                     $  191,695,968           $  263,205,146
NET ASSETS:
Beginning of period                                                  2,488,697,212            2,225,492,066
------------------------------------------------------------------------------------------------------------
End of period                                                       $2,680,393,180           $2,488,697,212
============================================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 27

------------------------------------------------------------------------------------------------------
                                        Six Months     Six Months
                                        Ended          Ended             Year           Year
                                        4/30/19        4/30/19           Ended          Ended
                                        Shares         Amount            10/31/18       10/31/18
                                        (unaudited)    (unaudited)       Shares         Amount
------------------------------------------------------------------------------------------------------
Class A
Shares sold                              2,414,225     $  79,275,499      4,551,255     $ 163,783,068
Reinvestment of distributions            1,499,966        48,514,404      1,276,848        45,068,537
Less shares repurchased                 (2,916,219)      (96,277,334)    (5,620,821)     (201,361,300)
------------------------------------------------------------------------------------------------------
  Net increase                             997,972     $  31,512,569        207,282     $   7,490,305
======================================================================================================
Class C
Shares sold                                435,786     $  13,830,174        853,619     $  30,144,119
Reinvestment of distributions              177,801         5,675,890        187,192         6,466,450
Less shares repurchased                   (649,655)      (20,750,414)    (1,972,942)      (70,234,880)
------------------------------------------------------------------------------------------------------
  Net decrease                             (36,068)    $  (1,244,350)      (932,131)    $ (33,624,311)
======================================================================================================
Class K
Shares sold                              2,167,461     $  71,379,089      3,934,998     $ 142,190,611
Reinvestment of distributions              408,011        13,181,815        212,849         7,550,364
Less shares repurchased                   (504,915)      (16,745,341)      (649,314)      (23,438,950)
------------------------------------------------------------------------------------------------------
  Net increase                           2,070,557     $  67,815,563      3,498,533     $ 126,302,025
======================================================================================================
Class R
Shares sold                                272,306     $   9,154,484        405,419     $  14,794,900
Reinvestment of distributions              120,844         3,996,617        107,732         3,861,745
Less shares repurchased                   (482,314)      (16,191,374)      (950,591)      (34,760,223)
------------------------------------------------------------------------------------------------------
  Net decrease                             (89,164)    $  (3,040,273)      (437,440)    $ (16,103,578)
======================================================================================================
Class Y
Shares sold                              6,697,171     $ 224,018,780     14,693,026     $ 533,728,995
Reinvestment of distributions            2,139,088        70,007,287      1,544,001        55,244,243
Less shares repurchased                 (7,216,918)     (239,174,344)    (8,726,697)     (317,912,298)
------------------------------------------------------------------------------------------------------
  Net increase                           1,619,341     $  54,851,723      7,510,330     $ 271,060,940
======================================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended           Year        Year         Year        Year        Year
                                                          4/30/19         Ended       Ended        Ended       Ended       Ended
                                                          (unaudited)     10/31/18    10/31/17     10/31/16*   10/31/15*   10/31/14*
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                      $  34.39        $  35.68    $  33.76      $ 34.41    $  36.47      $34.35
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                            $   0.40(a)     $   0.72(a) $   0.55(a)  $   0.68(a) $   0.68(a) $   0.96
  Net realized and unrealized gain (loss) on
  investments                                                 2.10           (0.04)       5.58         1.89        1.16        3.11
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations        $   2.50        $   0.68    $   6.13     $   2.57    $   1.84    $   4.07
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                   $  (0.48)       $  (0.57)   $  (0.51)    $  (0.64)   $  (0.75)   $  (0.80)
  Net realized gain                                          (1.58)          (1.40)      (3.70)       (2.58)      (3.15)      (1.15)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       $  (2.06)       $  (1.97)   $  (4.21)    $  (3.22)   $  (3.90)   $  (1.95)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $   0.44        $  (1.29)   $   1.92     $  (0.65)   $  (2.06)   $   2.12
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  34.83        $  34.39    $  35.68     $  33.76    $  34.41    $  36.47
====================================================================================================================================
Total return (b)                                              7.85%(c)(d)     1.84%      19.68%(e)     8.11%       5.30%      12.33%
Ratio of net expenses to average net assets                   1.01%(f)        1.00%       1.02%        1.04%       1.06%       1.09%
Ratio of net investment income (loss) to average
  net assets                                                  2.40%(f)        2.00%       1.62%        2.10%       1.99%       2.56%
Portfolio turnover rate                                          9%(c)          27%         33%          35%         40%         29%
Net assets, end of period (in thousands)                  $880,266        $835,012    $858,764     $757,158    $732,397    $769,869
====================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(c)   Not annualized.

(d) If the Fund had not recognized gains in the settlement of class action lawsuits during the six months ended April 30, 2019, the total return would have been 7.83%.

(e) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended October 31, 2017, the total return would have been 19.64%.

(f)   Annualized.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 29

------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended        Year         Year        Year         Year        Year
                                                          4/30/19      Ended        Ended       Ended        Ended       Ended
                                                          (unaudited)  10/31/18     10/31/17    10/31/16*    10/31/15*   10/31/14*
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                      $  33.80     $   35.06    $  33.24    $  33.91     $  36.03    $  33.94
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                            $   0.27(a)  $    0.48(a) $   0.30(a) $   0.43(a)  $   0.42(a) $   0.62
  Net realized and unrealized gain (loss)
  on investments                                              2.07         (0.05)       5.47        1.87         1.13        3.17
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations        $   2.34     $    0.43    $   5.77    $   2.30     $   1.55    $   3.79
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                   $  (0.31)    $   (0.29)   $  (0.25)   $  (0.39)    $  (0.52)   $  (0.55)
  Net realized gain                                          (1.58)        (1.40)      (3.70)      (2.58)       (3.15)      (1.15)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       $  (1.89)    $   (1.69)   $  (3.95)   $  (2.97)    $  (3.67)   $  (1.70)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $   0.45     $   (1.26)   $   1.82    $  (0.67)    $  (2.12)   $   2.09
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  34.25     $   33.80    $  35.06    $  33.24     $  33.91    $  36.03
====================================================================================================================================
Total return (b)                                              7.41%(c)      1.14%      18.77%       7.34%(d)     4.49%      11.57%
Ratio of net expenses to average net assets                   1.76%(e)      1.72%       1.75%       1.77%        1.80%       1.80%
Ratio of net investment income (loss) to average
  net assets                                                  1.66%(e)      1.35%       0.89%       1.34%        1.24%       1.83%
Portfolio turnover rate                                          9%(c)        27%         33%         35%          40%         29%
Net assets, end of period (in thousands)                  $111,828      $111,558    $148,417    $140,199     $116,090    $115,762
====================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(c)   Not annualized.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during year ended October 31, 2016, the total return would have been 7.30%.

(e)   Annualized.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended         Year         Year        Year        Year        Year
                                                           4/30/19       Ended        Ended       Ended       Ended       Ended
                                                           (unaudited)   10/31/18     10/31/17    10/31/16*   10/31/15*   10/31/14*
------------------------------------------------------------------------------------------------------------------------------------
Class K
Net asset value, beginning of period                       $  34.47      $  35.75     $ 33.81     $ 34.44     $ 36.52     $ 34.38
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                             $   0.45(a)   $   0.85(a)  $  0.67(a)  $  0.80(a)  $  0.80(a)  $  0.96
  Net realized and unrealized gain (loss)
  on investments                                               2.10         (0.04)       5.60        1.89        1.17        3.27
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $   2.55      $   0.81     $  6.27     $  2.69     $  1.97     $  4.23
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                    $  (0.56)     $  (0.69)    $ (0.63)    $ (0.74)    $ (0.90)    $ (0.94)
  Net realized gain                                           (1.58)        (1.40)      (3.70)      (2.58)      (3.15)      (1.15)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        $  (2.14)     $  (2.09)    $ (4.33)    $ (3.32)    $ (4.05)    $ (2.09)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   0.41      $  (1.28)    $  1.94     $ (0.63)    $ (2.08)    $  2.14
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  34.88      $  34.47     $ 35.75     $ 33.81     $ 34.44     $ 36.52
====================================================================================================================================
Total return (b)                                               8.00%(c)      2.21%      20.12%       8.50%       5.67%      12.82%
Ratio of net expenses to average net assets                    0.66%(d)      0.66%       0.66%       0.67%       0.67%       0.69%
Ratio of net investment income (loss) to average
  net assets                                                   2.71%(d)      2.38%       1.96%       2.42%       2.32%       2.24%
Portfolio turnover rate                                           9%(c)        27%         33%         35%         40%         29%
Net assets, end of period (in thousands)                   $286,875      $212,103     $94,915     $48,194     $20,908     $10,849
====================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(c)   Not annualized.

(d)   Annualized.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 31

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Six Months
                                                                 Ended        Year       Year       Year       Year       Year
                                                                 4/30/19      Ended      Ended      Ended      Ended      Ended
                                                                 (unaudited)  10/31/18   10/31/17   10/31/16*  10/31/15*  10/31/14*
------------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                              $ 34.98     $ 36.24    $ 34.24    $ 34.83    $ 36.88    $ 34.71
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                                    $  0.34(a)  $  0.56(a) $  0.43(a) $  0.57(a) $  0.57(a) $  0.88
  Net realized and unrealized gain (loss) on investments             2.15       (0.02)      5.65       1.92       1.16       3.11
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  2.49     $  0.54    $  6.08    $  2.49    $  1.73    $  3.99
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                           $ (0.36)    $ (0.40)   $ (0.38)   $ (0.50)   $ (0.63)   $ (0.67)
  Net realized gain                                                 (1.58)      (1.40)     (3.70)     (2.58)     (3.15)     (1.15)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               $ (1.94)    $ (1.80)   $ (4.08)   $ (3.08)   $ (3.78)   $ (1.82)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.55     $ (1.26)   $  2.00    $ (0.59)   $ (2.05)   $  2.17
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 35.53     $ 34.98    $ 36.24    $ 34.24    $ 34.83    $ 36.88
====================================================================================================================================
Total return (b)                                                     7.60%(c)    1.42%     19.19%      7.73%      4.90%     11.95%
Ratio of net expenses to average net assets                          1.42%(d)    1.44%      1.41%      1.40%      1.41%      1.43%
Ratio of net investment income (loss) to average net assets          2.01%(d)    1.55%      1.24%      1.73%      1.64%      2.22%
Portfolio turnover rate                                                 9%(c)      27%        33%        35%        40%        29%
Net assets, end of period (in thousands)                          $72,325     $74,323    $92,870    $85,307    $75,876    $79,042
====================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(c)   Not annualized.

(d)   Annualized.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended          Year          Year           Year        Year        Year
                                                       4/30/19        Ended         Ended          Ended       Ended       Ended
                                                       (unaudited)    10/31/18      10/31/17       10/31/16*   10/31/15*   10/31/14*
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                   $    34.82     $    36.10    $    34.10     $  34.71    $  36.77    $  34.62
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                         $     0.44(a)  $     0.86(a) $     0.64(a)  $   0.77(a) $   0.78(a) $   0.98
  Net realized and unrealized gain (loss)
  on investments                                             2.13          (0.08)         5.65         1.92        1.16        3.23
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations     $     2.57     $     0.78    $     6.29     $   2.69    $   1.94    $   4.21
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                $    (0.54)    $    (0.66)   $    (0.59)    $  (0.72)   $  (0.85)   $  (0.91)
  Net realized gain                                         (1.58)         (1.40)        (3.70)       (2.58)      (3.15)      (1.15)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (2.12)    $    (2.06)   $    (4.29)    $  (3.30)   $  (4.00)   $  (2.06)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $     0.45     $    (1.28)   $     2.00     $  (0.61)   $  (2.06)   $   2.15
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    35.27     $    34.82    $    36.10     $  34.10    $  34.71    $  36.77
------------------------------------------------------------------------------------------------------------------------------------
Total return (b)                                             7.96%(c)       2.09%        19.99%(d)     8.40%       5.56%      12.67%
Ratio of net expenses to average net assets                  0.75%(e)       0.76%         0.77%        0.77%       0.78%       0.79%
Ratio of net investment income (loss) to average
  net assets                                                 2.66%(e)       2.37%         1.86%        2.34%       2.26%       2.85%
Portfolio turnover                                              9%(c)         27%           33%          35%         40%         29%
Net assets, end of period (in thousands)               $1,329,099     $1,255,700    $1,030,526     $684,969    $527,305    $510,416
------------------------------------------------------------------------------------------------------------------------------------

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(c)   Not annualized.

(d) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended October 31, 2017, the total return would have been 19.96%.

(e)   Annualized.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 33

Notes to Financial Statements | 4/30/19 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the "Fund") is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.

Amundi Pioneer Asset Management, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc., serves as the Fund's investment adviser (the "Adviser"). Amundi Pioneer Distributor, Inc., an affiliate of Amundi Pioneer Asset Management, Inc., serves as the Fund's distributor (the "Distributor").

In August 2018, the Securities and Exchange Commission ("SEC") released a Disclosure Update and Simplification Final Rule. The Final Rule amends Regulation S-X disclosures requirements to conform them to U.S. Generally Accepted Accounting Principles ("U.S. GAAP") for investment companies. The Fund's financial statements were prepared in compliance with the new amendments to Regulation S-X.

The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the

34 Pioneer Equity Income Fund | Semiannual Report | 4/30/19 reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.    Security Valuation

      The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange ("NYSE") is open, as of the close of regular trading on the NYSE.

      Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

      The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

      Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 35

      Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser pursuant to procedures adopted by the Fund's Board of Trustees. The Adviser's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. The Adviser's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

      Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices, and such differences could be material.

      At April 30, 2019, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

B.    Investment Income and Transactions

      Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.

      Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

      Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

      Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

36 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

C.    Foreign Currency Translation

      The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

      Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D.    Federal Income Taxes

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of October 31, 2018, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

      The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

      The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2018 was as follows:

       -------------------------------------------------------------------------
                                                                           2018
       -------------------------------------------------------------------------
       Distributions paid from:
       Ordinary income                                             $ 40,557,818
       Long-term capital gain                                        87,224,412
       -------------------------------------------------------------------------
           Total                                                   $127,782,230
       =========================================================================

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 37

      The following shows the components of distributable earnings on a federal income tax basis at October 31, 2018:

       -------------------------------------------------------------------------
                                                                           2018
       -------------------------------------------------------------------------
       Distributable earnings:
       Undistributed ordinary income                               $ 10,864,079
       Undistributed long-term capital gain                         114,534,959
       Net unrealized appreciation                                  397,393,916
       -------------------------------------------------------------------------
           Total                                                   $522,792,954
       =========================================================================

      The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on Real Estate Investment Trust (REIT) holdings, partnerships and common stock holdings.

E.    Fund Shares

      The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $64,514 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2019.

F.    Class Allocations

      Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

      Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

      Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

G.    Risks

      The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have

38 Pioneer Equity Income Fund | Semiannual Report | 4/30/19 experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

      At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.

      With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund's Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as Brown Brothers Harriman & Co., the Fund's custodian and accounting agent, and DST Asset Manager Solutions, Inc., the Fund's transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor Amundi Pioneer exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at Amundi Pioneer or the Fund's service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its net asset value, impediments to trading, the inability of Fund shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

      The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 39

2. Management Agreement

The Adviser manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% on assets over $10 billion. For the six months ended April 30, 2019, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% (annualized) of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $219,717 in management fees, administrative costs and certain other reimbursements payable to the Adviser at April 30, 2019.

3. Transfer Agent

DST Asset Manager Solutions, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareowner communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended April 30, 2019, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareowner Communications
--------------------------------------------------------------------------------
Class A                                                                 $61,412
Class C                                                                   4,534
Class K                                                                     201
Class R                                                                     425
Class Y                                                                   1,904
--------------------------------------------------------------------------------
 Total                                                                  $68,476
================================================================================

4. Distribution and Service Plans

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net

40 Pioneer Equity Income Fund | Semiannual Report | 4/30/19 assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $51,205 in distribution fees payable to the Distributor at April 30, 2019.

The Fund also has adopted a separate service plan for Class R shares (the "Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (Class A and Class C shares) may be subject to a contingent deferred sales charge ("CDSC"). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended April 30, 2019, CDSCs in the amount of $5,282 were paid to the Distributor.

5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the "Funds"), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Effective August 1, 2018, the Fund participates in credit facility in the amount of $250 million. Prior to August 1, 2018, the credit facility was in the amount of $195 million. Under such credit facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate ("LIBOR") plus 0.90% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date or (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Fund pays an annual commitment fee to participate in a credit

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 41 facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended April 30, 2019, the Fund had no borrowings under the credit facility.

6. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended April 30, 2019:

--------------------------------------------------------------------------------------------------------------------
              Beginning                             Corporate
              Balance      Purchases    Sales       Actions      Ending       Dividend                     Realized
Affiliate     (shares)     (shares)     (shares)    (shares)     (shares)     Income        Value          Gain
--------------------------------------------------------------------------------------------------------------------
Gorman
  Rupp Co.    1,363,363    --           --          --           1,363,363    $3,094,834    $45,399,988    $ --

42 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

Trustees, Officers and Service Providers

Trustees                                   Officers
Thomas J. Perna, Chairman                  Lisa M. Jones, President and
David R. Bock                                Chief Executive Officer
Benjamin M. Friedman                       Mark E. Bradley, Treasurer and
Margaret B.W. Graham                         Chief Financial and
Lisa M. Jones                                Accounting Officer
Lorraine H. Monchak                        Christopher J. Kelley, Secretary and
Marguerite A. Piret                          Chief Legal Officer
Fred J. Ricciardi
Kenneth J. Taubes

Investment Adviser and Administrator
Amundi Pioneer Asset Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Amundi Pioneer Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
DST Asset Manager Solutions, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundipioneer.com/us. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/19 43

                          This page is for your notes.

44 Pioneer Equity Income Fund | Semiannual Report | 4/30/19

How to Contact Amundi Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Amundi Pioneer
P.O. Box 219427
Kansas City, MO 64121-9427

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                us.askamundipioneer@amundipioneer.com
(for general questions about Amundi Pioneer only)

Visit our web site: www.amundipioneer.com/us

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission's web site at https://www.sec.gov.

[LOGO]   Amundi Pioneer
         ==============
       ASSET MANAGEMENT

Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA 02109
www.amundipioneer.com/us

Securities offered through Amundi Pioneer Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
[C] 2019 Amundi Pioneer Asset Management 19381-13-0619



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. David R. Bock, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amudi Pioneer Asset Management, Inc, the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A


ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date July 1, 2019


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date July 1, 2019


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date July 1, 2019

* Print the name and title of each signing officer under his or her signature.